Disclosure of Stock Options Outstanding and Exercisable (Details)	6 Months Ended
Jun. 30, 2026 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of Options Outstanding	26,487,091
Number of Options exercisable	9,261,154
Weighted average exercise price options outstanding | $ / shares	$ 0.33
Weighted average exercise price options exercisable | $ / shares	$ 0.19
Number of Options outstanding weighted average contractual life (in years)	3 years 4 months 28 days
Number of Options exercisable weighted average contractual life (in years)	3 years 2 months 4 days
Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Options outstanding and exercise per shares | $ / shares	$ 0.41
Number of Options Outstanding	278,341
Number of Options exercisable	278,341
Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Options outstanding and exercise per shares | $ / shares	$ 0.15
Number of Options Outstanding	1,543,750
Number of Options exercisable	1,157,813
Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Options outstanding and exercise per shares | $ / shares	$ 0.15
Number of Options Outstanding	1,000,000
Number of Options exercisable	750,000
Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Options outstanding and exercise per shares | $ / shares	$ 0.35
Number of Options Outstanding	400,000
Number of Options exercisable	100,000
Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Options outstanding and exercise per shares | $ / shares	$ 0.135
Number of Options Outstanding	4,300,000
Number of Options exercisable	4,300,000
Exercise Price Six [Member]
IfrsStatementLineItems [Line Items]
Options outstanding and exercise per shares | $ / shares	$ 0.15
Number of Options Outstanding	350,000
Number of Options exercisable	175,000
Exercise Price Seven [Member]
IfrsStatementLineItems [Line Items]
Options outstanding and exercise per shares | $ / shares	$ 0.25
Number of Options Outstanding	8,600,000
Number of Options exercisable	2,150,000
Exercise Price Eight [Member]
IfrsStatementLineItems [Line Items]
Options outstanding and exercise per shares | $ / shares	$ 0.405
Number of Options Outstanding	250,000
Number of Options exercisable	125,000
Exercise Price Nine [Member]
IfrsStatementLineItems [Line Items]
Options outstanding and exercise per shares | $ / shares	$ 0.38
Number of Options Outstanding	900,000
Number of Options exercisable	225,000
Exercise Price Ten [Member]
IfrsStatementLineItems [Line Items]
Options outstanding and exercise per shares | $ / shares	$ 0.37
Number of Options Outstanding	6,465,000
Exercise Price Eleven [Member]
IfrsStatementLineItems [Line Items]
Options outstanding and exercise per shares | $ / shares	$ 0.39
Number of Options Outstanding	200,000
Exercise Price Twelve [Member]
IfrsStatementLineItems [Line Items]
Options outstanding and exercise per shares | $ / shares	$ 0.35
Number of Options Outstanding	1,700,000
Exercise Price Thirteen [Member]
IfrsStatementLineItems [Line Items]
Options outstanding and exercise per shares | $ / shares	$ 0.34
Number of Options Outstanding	500,000